FEE WAIVER AGREEMENT

(First Eagle High Income Fund (to be renamed First Eagle High
Yield Municipal Fund))

This AGREEMENT, made as of this 1st day of November, 2023, between First Eagle Funds (the "Trust"), on behalf of its series of shares designated as the First Eagle High Income Fund (to be renamed First Eagle High Yield Municipal Fund) ("High Yield
Municipal Fund"), and First Eagle Investment Management, LLC
("FEIM").

WHEREAS, the Trust and FEIM have entered into one or more
Investment Advisory Agreements (each, an "Advisory Agreement");
and

WHEREAS, FEIM desires to waive certain investment advisory fees described in the applicable Advisory Agreement for the High Yield
Municipal Fund.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the Trust and FEIM agree as follows:

1.	For the period commencing as of November 1, 2023 through
April 30, 2024, FEIM agrees to waive investment advisory fees payable to FEIM pursuant to the applicable Advisory
Agreement so as to reduce said fees from an annual rate of 0.45% of average daily net assets to an annual rate of 0.00% of average daily net assets.

2.	FEIM understands and intends that the Trust will rely on this agreement in accruing the expenses of the High Yield
Municipal Fund for purposes of calculating net asset value and otherwise, and expressly permits the Trust to do so.

3.	Nothing in this Agreement shall be construed as preventing
FEIM from voluntarily limiting, waiving or reimbursing expenses outside the contours of this Agreement; nor shall anything herein be construed as requiring that FEIM limit, waive or reimburse any expenses incurred after April 30, 2024 or otherwise outside the term of the waiver specifically contemplated hereby.

4.	This Amended and Restated Agreement shall be governed by
applicable federal laws, rules and regulations and the laws of the State of New York without regard to the conflicts of law provisions thereof; provided, however that nothing herein shall be construed as being inconsistent with applicable federal law. Where the effect of a requirement of applicable federal law reflected in any provision of this Amended and Restated Agreement is altered by a new or changed rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

5.	Any amendment to or extension of this Amended and
Restated Agreement shall be in writing signed by the parties hereto.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first written above.

FIRST EAGLE FUNDS
By:
Name: Sheelyn Michael
Title: Secretary

FIRST EAGLE INVESTMENT MANAGEMENT, LLC
By:
Name: Mehdi Mahmud
Title: President and CEO